Quarterly Holdings Report
for
Fidelity® Disruptive Communications Fund
February 28, 2022
DSC-NPRT3-0422
1.9897382.101
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 55.6%
Diversified Telecommunication Services - 4.5%
Cellnex Telecom SA (a)	31,853	1,440,783
Liberty Global PLC Class A (b)	30,388	783,403
Liberty Latin America Ltd. Class C (b)	53,308	537,878
		2,762,064
Entertainment - 13.2%
Activision Blizzard, Inc.	52,276	4,260,494
Bilibili, Inc. ADR (b)(c)	14,777	467,101
Netflix, Inc. (b)	2,106	830,859
Roku, Inc. Class A (b)	3,227	450,263
Sea Ltd. ADR (b)	14,447	2,103,483
		8,112,200
Interactive Media & Services - 21.5%
Alphabet, Inc. Class A (b)	1,580	4,267,801
Angi, Inc. (b)(c)	96,316	663,617
Bumble, Inc.	17,317	443,835
Meta Platforms, Inc. Class A (b)	11,411	2,408,063
Snap, Inc. Class A (b)	65,382	2,611,357
Tencent Holdings Ltd.	20,475	1,104,858
Twitter, Inc. (b)	50,352	1,790,014
		13,289,545
Media - 9.3%
DISH Network Corp. Class A (b)	74,817	2,391,151
Liberty Broadband Corp. Class A (b)	22,914	3,318,176
		5,709,327
Wireless Telecommunication Services - 7.1%
T-Mobile U.S., Inc. (b)	35,578	4,383,562
TOTAL COMMUNICATION SERVICES		34,256,698
CONSUMER DISCRETIONARY - 7.8%
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (b)	1,057	3,246,322
Doordash, Inc. (b)	3,678	386,006
JD.com, Inc. Class A (b)	1,044	37,291
Rakuten Group, Inc.	138,174	1,170,630
		4,840,249
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Reliance Industries Ltd. sponsored GDR (a)	26,220	1,645,788
INDUSTRIALS - 2.9%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	7,280	633,797
Road & Rail - 1.9%
Uber Technologies, Inc. (b)	32,231	1,161,283
TOTAL INDUSTRIALS		1,795,080
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 5.5%
Arista Networks, Inc. (b)	27,505	3,375,689
IT Services - 4.0%
Akamai Technologies, Inc. (b)	8,469	916,854
Cloudflare, Inc. (b)	4,233	492,806
Twilio, Inc. Class A (b)	6,197	1,083,236
		2,492,896
Semiconductors & Semiconductor Equipment - 8.3%
Impinj, Inc. (b)(c)	6,428	441,925
NVIDIA Corp.	10,706	2,610,658
NXP Semiconductors NV	3,871	735,955
onsemi (b)	10,399	651,081
Renesas Electronics Corp. (b)	60,066	707,620
		5,147,239
Software - 7.8%
RingCentral, Inc. (b)	2,353	307,867
Unity Software, Inc. (b)	5,304	564,611
Zoom Video Communications, Inc. Class A (b)	10,108	1,340,321
Zscaler, Inc. (b)	10,830	2,589,995
		4,802,794
TOTAL INFORMATION TECHNOLOGY		15,818,618
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	13,488	3,060,023
TOTAL COMMON STOCKS (Cost $62,215,187)		61,416,456

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e) (Cost $824,650)	824,568	824,650

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $63,039,837)	62,241,106
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(579,412)
NET ASSETS - 100.0%	61,661,694

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,086,571 or 5.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	1,995,920	16,169,040	18,164,960	443	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	2,969,975	18,985,848	21,131,173	1,091	-	-	824,650	0.0%
Total	4,965,895	35,154,888	39,296,133	1,534	-	-	824,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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